Average Annual Total Returns{- Fidelity Freedom Index 2020 Fund} - 03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-11 - Fidelity Freedom Index 2020 Fund	Institutional Premium Class Return Before Taxes Past 1 year	Institutional Premium Class Return Before Taxes Past 5 years	Institutional Premium Class Return Before Taxes Since Inception		Institutional Premium Class Return Before Taxes Inception Date	Institutional Premium Class After Taxes on Distributions Past 1 year	Institutional Premium Class After Taxes on Distributions Past 5 years	Institutional Premium Class After Taxes on Distributions Since Inception		Institutional Premium Class After Taxes on Distributions Inception Date	Institutional Premium Class After Taxes on Distributions and Sales Past 1 year	Institutional Premium Class After Taxes on Distributions and Sales Past 5 years	Institutional Premium Class After Taxes on Distributions and Sales Since Inception		Institutional Premium Class After Taxes on Distributions and Sales Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception		F1903 Past 1 year	F1903 Past 5 years	F1903 Since Inception
Total	12.74%	9.36%	7.67%	[1]	Jun. 24, 2015	11.77%	7.88%	6.24%	[1]	Jun. 24, 2015	7.74%	7.02%	5.66%	[1]	Jun. 24, 2015	18.40%	15.22%	13.26%	[1]	12.75%	9.43%	7.75%	[1]

[1]	(a)From June 24, 2015 for Institutional Premium Class